SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offering (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($) shares
At-the-market equity offering program
Disclosure of classes of share capital [line items]
Net proceeds from issuing shares | $	$ 58
Proceeds from exercise of options | $	$ 3
ADSs | Issuance tranche one
Disclosure of classes of share capital [line items]
Number of shares issued | shares	7,836,209
ADSs | Issuance tranche two
Disclosure of classes of share capital [line items]
Number of shares issued | shares	428,421